Goodwill and Other Intangibles - Schedule of Intangibles - Customer List (Details) (10-K)	12 Months Ended
Dec. 31, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles beginning balance	$ 83,645
Amortization	(20,484)
Intangibles ending balance	$ 63,161